Submission	May 26, 2026
Submission [Line Items]
Central Index Key	0001650664
Registrant Name	Editas Medicine, Inc.
Registration File Number	333-277471
Form Type	S-3
Submission Type	S-3MEF
Fee Exhibit Type	EX-FILING FEES